Schedule of Investments

March 31, 2023 (Unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 48.9%

Communication Services - 1.9%
Alphabet, Inc. - Class C (2)	26,908	2,798,432
COMCAST CORP NEW CL A	22,615	857,335
IDT CORPORATION (2)	5,933	202,197
META PLATFORMS INC (2)	6,471	1,371,464
TELEPHONE & DATA SYS INC DEL NEW	447	4,698
T-MOBILE US INC (2)	10,246	1,484,031
VERIZON COMMUNICATIONS INC	198	7,700

		6,725,857

Consumer Discretionary - 6.8%
AMAZON.COM INC (2)	1,817	187,678
BEST BUY CO INC	7,034	550,551
BLOOMIN' BRANDS INC	1,365	35,012
BOOKING HOLDINGS INC (2)	619	1,641,842
BORG WARNER INC	10,796	530,192
BURLINGTON STORES INC (2)	2,398	484,636
CAVCO INDUSTIRES INC (2)	84	26,690
DECKERS OUTDOOR CORP (2)	927	416,733
DR HORTON INC	12,217	1,193,479
ETHAN ALLEN INTERIORS INC	151	4,146
EXPEDIA GROUP INC (2)	12,248	1,188,423
FRONTDOOR INC (2)	498	13,884
GARMIN LIMITED	7,653	772,341
GENTEX CORP	423	11,857
GRAND CANYON EDUCATION INC (2)	5,339	608,112
HOME DEPOT INC	2,736	807,448
LEAR CORPORATION	42	5,859
LENNAR CORP	12,175	1,279,714
LIGHT & WONDER INC (2)	1,659	99,623
LKQ CORPORATION	6,333	359,461
LULULEMON ATHLETICA INC (2)	3,692	1,344,589
M/I HOMES INC (2)	4,804	303,084
MasterCraft Boat Holdings, Inc. (2)	383	11,655
MOHAWK INDS INC (2)	13,603	1,363,293
NEWELL BRANDS INC	346	4,304
NIKE INC	10,899	1,336,653
NVR INC (2)	27	150,449
O'REILLY AUTOMOTIVE INC (2)	784	665,600
PATRICK INDS INC	293	20,161
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	1,180	10,620
PULTEGROUP INC	6,485	377,946
PVH CORPORATION	4,393	391,680
RED ROCK RESORTS INC. (A)	135	6,017
ROSS STORES INC	2,184	231,788
SKYLINE CHAMPION CORPORATION (2)	8,506	639,906
SLEEP NUMBER CORP (2)	4,031	122,583
TAPESTRY INC	2,980	128,468
TEMPUR SEALY INTERNATIONAL INC	5,968	235,676
THE ONE GROUP HOSPITALITY, INC (2)	1,514	12,263
TJX COMPANIES INC	14,513	1,137,239
TOLL BROS INC	5,634	338,209
Town Sports International (2)(5)	1,777	0
TRACTOR SUPPLY CO	1,565	367,838
TUPPERWARE BRANDS CORP (2)	5,977	14,943
Ulta Beauty, Inc. (2)	2,216	1,209,205
WHIRLPOOL CORP	7,276	960,578
YUM BRANDS INC	14,238	1,880,555

		23,482,983

Consumer Staples - 0.9%
ARCHER DANIELS MIDLAND CO	9,443	752,229
BUNGE LTD	2,201	210,240
FLOWERS FOODS INC NEW	250	6,853
INGLES MKTS INC	61	5,411
INGREDION INC	1,260	128,180
KIMBERLY CLARK CORP	1,821	244,415
KROGER CO	267	13,182
MEDIFAST INC	1,397	144,827
MOLSON COORS BEVERAGE COMPANY	175	9,044
PEPSICO INC	9,413	1,715,990
PILGRIMS PRIDE CORP (2)	240	5,563
THE KRAFT HEINZ COMPANY	152	5,878

		3,241,812

Energy - 3.7%
APA CORPORATION	3,728	134,432
ARCH RESOURCES INC	54	7,099
BRISTOW GROUP INC (2)	747	16,733
CALLON PETROLEUM CO (2)	1,160	38,790
CENTRUS ENERGY CORP CL A (2)	1,020	32,844
CHENIERE ENERGY INC	1,066	168,002
CHESAPEAKE ENERGY CORPORATION	1,541	117,178
CHEVRON CORP	22,549	3,679,095
CIVITAS RESOURCES INC	438	29,933
CONOCOPHILLIPS	7,878	781,576
COTERRA ENERGY INC	180	4,417
DEVON ENERGY CORP	1,759	89,023
DIAMONDBACK ENERGY, INC	802	108,406
DT MIDSTREAM INC	780	38,509
EOG RESOURCES INC	7,426	851,242
EQT CORPORATION	228	7,275
EXXON MOBIL CORP	34,477	3,780,748
FLEX LNG LTD	172	5,776
HF SINCLAIR CORPORATION	465	22,497
MARATHON OIL CORP	482	11,549
MARATHON PETROLEUM CORP	1,642	221,391
OCCIDENTAL PETE CORP	285	17,793
ONEOK INC NEW	8,963	569,509
OVINTIV INC	2,633	94,999
PBF ENERGY INC	163	7,068
PHILLIPS 66	4,563	462,597
PIONEER NATURAL RESOURCES	4,234	864,752
RANGE RESOURCES CORP	232	6,141
SCORPIO TANKERS INC	111	6,250
SM ENERGY CO	226	6,364
TARGA RESOURCES CORP	2,986	217,829
TEEKAY CORPORATION (2)	1,515	9,363
VALERO ENERGY CORP	2,180	304,328
VITAL ENERGY INC (2)	93	4,235
WILLIAMS COS INC	383	11,436
WORLD FUEL SERVICES CORP	641	16,378

		12,745,557

Financials - 6.1%
ALLY FINANCIAL INC	14,575	371,517
AMERICAN EQ INVT LIFE HLDG CO	4,384	159,972
AMERICAN INTL GROUP NEW	2,503	126,051
BANK OF NEW YORK MELLON CORP	10,738	487,935
Berkshire Hathaway Class B (2)	39,027	12,050,367
CHARLES SCHWAB CORP	1,217	63,746
CHUBB LIMITED	4,619	896,917
CUSTOMERS BANCORP INC (2)	1,174	21,742
EAST WEST BANCORP INC	11,046	613,053
ESSENT GROUP LTD	5,396	216,110
F&G ANNUITIES & LIFE INC	678	12,285
FIRST AMERICAN FINANCIAL CORP	2,684	149,391
INTERNATIONAL MONEY EXPRESS INC (2)	216	5,568
JACKSON FINANCIAL INC	5,505	205,942
MARSH & MCLENNAN COS INC	11,097	1,848,205
MASTERCARD INCORPORATED	5,485	1,993,304
MEDLEY MANAGEMENT INC (2)(5)	101	0
NEW YORK COMMNTY BANCORP INC	6,452	58,326

NMI HOLDINGS INC (A) (2)	1,375	30,704
NORTHERN TRUST CORP	4,572	402,930
PATHWARD FINANCIAL INC	1,671	69,330
SEI INVESTMENTS COMPANY	3,935	226,459
SOUTHSTATE CORPORATION	1,163	82,875
STATE STREET CORP	3,034	229,643
STEWART INFORMATION SVCS CRP	6,217	250,856
SYNCHRONY FINANCIAL	10,648	309,644
WALKER & DUNLOP INC	583	44,407
WEX INC (2)	480	88,267
WILLIS TOWERS WATSON PLC	1,297	301,397

		21,316,943

Healthcare - 9.0%
ABBOTT LABS	51	5,164
ABBVIE INC	16,139	2,572,072
AMERISOURCEBERGEN CORP	109	17,452
AMGEN INC	7,811	1,888,309
BRISTOL-MYERS SQUIBB CO	6,693	463,892
CATALENT INC (2)	1,480	97,251
CENTENE CORPORATION (2)	4,448	281,158
CHEMED CORPORATION	15	8,066
CVS HEALTH CORP	10,778	800,913
DANAHER CORP	7,229	1,821,997
DEXCOM INC (2)	3,182	369,685
ELEVANCE HEALTH INC	2,285	1,050,666
ELI LILLY & CO	2,412	828,329
EMBECTA CORP	1,536	43,192
FULGENT GENETICS, INC. (2)	7,252	226,407
GILEAD SCIENCE INC	18,158	1,506,569
HUMANA INC	1,317	639,351
IDEXX LABORATORIES CORP (2)	828	414,066
IMMUNITYBIO, INC. (2)	4,867	8,858
INSPIRE MEDICAL SYSTEMS INC (2)	57	13,342
INTUITIVE SURGICAL INC (2)	6,282	1,604,863
JOHNSON AND JOHNSON	29,613	4,590,015
MCKESSON CORP	1,847	657,624
MERCK & CO INC	15,616	1,661,386
PFIZER INC	21,305	869,244
QUEST DIAGNOSTICS INC	2,972	420,479
REGENERON PHARMACEUTICALS INC (2)	856	703,350
TELEFLEX INC	328	83,086
The Cigna Group	3,106	793,676
TWIST BIOSCIENCE CORPORATION (2)	1,183	17,840
UNITEDHEALTH GROUP INC (DEL)	9,172	4,334,595
VERTEX PHARMACEUTICALS (2)	2,792	879,675
VIATRIS INC.	5,057	48,648
VIR BIOTECHNOLOGY, INC. (2)	843	19,617
WEST PHARMACEUTICAL SVCS INC	1,700	588,999
ZOETIS INC	5,099	848,678

		31,178,514

Industrials - 4.9%
AECOM	79	6,661
AGCO CORP	350	47,320
ALASKA AIR GROUP INC (2)	4,095	171,826
AMETEK INC	122	17,730
ARGAN INC	199	8,054
BLUELINX HOLDINGS INC (2)	466	31,669
BOISE CASCADE COMPANY	2,273	143,767
BUILDERS FIRSTSOURCE INC (2)	11,010	977,468
BWX TECHNOLOGIES INC	180	11,347
COPART INC (2)	64,828	4,875,714
DOVER CORP	9,059	1,376,424
EATON CORP PLC (IRELAND)	30	5,140
EMCOR GROUP INC	2,846	462,731
EMERSON ELECTRIC CO	66	5,751
GENCO SHIPPING & TRADING LTD	330	5,168
GENERAL DYNAMICS CORP	5,188	1,183,953
GRACO INC	46,547	3,398,396
GRAINGER W W INC	642	442,216
HEIDRICK & STRUGGLES INTL	232	7,044

HUBBELL INC	90	21,898
ITT CORP	1,863	160,777
LOCKHEED MARTIN CORP	2,632	1,244,225
MANPOWERGROUP	2,195	181,153
MATSON INC	2,223	132,646
NORTHROP GRUMMAN CORP	1,369	632,095
NVENT ELECTRIC PLC	1,655	71,066
PRIMORIS SERVICES CORP	500	12,330
RAYTHEON TECHNOLOGIES CORPORATION	40	3,917
REGAL REXNORD CORP	297	41,797
REPUBLIC SERVICES INC	63	8,519
RYDER SYS INC	145	12,940
SENSATA TECHNOLOGIES HOLDING PLC	460	23,009
SOUTHWEST AIRLINES CO	10,095	328,491
STARTEK INC (2)	1,281	5,291
STERLING INFRASTRUCTURE INC (2)	229	8,675
TEREX CORP NEW	1,353	65,458
UFP Industries, Inc.	83	6,596
United Airlines Holdings, Inc. (2)	9,195	406,879
UNITED RENTALS INC	1,178	466,205
UNIVAR SOLUTIONS INC (2)	213	7,461
VALMONT INDS INC	34	10,856

		17,030,663

Information Technology - 14.7%
ADOBE INC. (2)	5,588	2,153,448
AMKOR TECHNOLOGY INC	690	17,954
APPLE INC	72,856	12,013,954
APPLIED MATERIALS INC	31	3,808
ARROW ELECTRONICS INC (2)	2,700	337,149
AVNET INC	7,482	338,186
BROADCOM INC	961	616,520
CISCO SYSTEMS INC	20,355	1,064,058
COMMVAULT SYSTEMS INC (2)	1,621	91,976
DELL TECHNOLOGIES INC	904	36,350
FABRINET (2)	50	5,938
INTUIT INC	894	398,572
JABIL INC	15,684	1,382,701
LAM RESEARCH CORP	3,194	1,693,203
MICROCHIP TECH INC	18,893	1,582,856
MICROSOFT CORP	45,627	13,154,263
NVIDIA CORP	14,917	4,143,495
ORACLE CORPORATION	10,814	1,004,837
QUALCOMM INC	16,466	2,100,732
QUALYS INC (2)	5,258	683,645
SKYWORKS SOLUTIONS INC	21,510	2,537,750
TEXAS INSTRUMENTS INC	28,897	5,375,131
VARONIS SYSTEMS INC (2)	10,525	273,755
ZEBRA TECH CORP (2)	409	130,062

		51,140,343

Materials - 0.8%
ADVANSIX INC	148	5,664
AIR PRODUCTS & CHEMICALS INC	24	6,893
ALPHA METALLURGICAL RESOURCES INC	55	8,580
BERRY GLOBAL GROUP INC	5,706	336,083
CF INDUSTRIES HOLDINGS	124	8,989
DOW INC	5,476	300,194
EAGLE MATERIALS INC	526	77,191
LOUISIANA PAC CORP	6,138	332,741
LYONDELLBASELL INDUSTRIES NV (A)	2,795	262,423
NEWMONT CORPORATION	5,045	247,306
NUCOR CORP	3,537	546,360
OLIN CORP	1,761	97,736
PPG INDS INC	66	8,816
RELIANCE STL & ALUMINUM CO (DEL)	56	14,377
RYERSON HOLDING CORP	557	20,264
SCHNITZER STEEL INDUSTRIES	681	21,179
STEEL DYNAMICS INC	1,036	117,130
SYLVAMO CORPORATION	230	10,640
UNITED STATES STEEL CORP	7,330	191,313

		2,613,879

Real Estate Investment Trust - 0.1%
CORENERGY INFRASTRUCTURE TRUST INC REIT		5,403	6,916
LAMAR ADVERTISING COMPANY (A)		1,440	143,842
SIMON PROPERTY GROUP INC NEW		2,630	294,481
Spirit MTA REIT Liquidating Trust (2)(5)		3,461	0

			445,239
Utilities - 0.0%
BROOKFIELD RENEWABLE CORPORATION W/I		428	14,959
CLEARWAY ENERGY INC		555	17,388

			32,347

Total Common Stocks (United States)	(Cost	$135,645,219)	169,954,137

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		994	26,947

Total Preferred Stock (United States)	(Cost	$24,845)	26,947

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		157	1,394
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		57	1,069
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		56	996
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		28	398

Total Warrants (United States)	(Cost	$3,304)	3,857

Registered Investment Companies - 20.7%

U.S. Fixed Income - 17.7%
Baird Core Plus Bond Fund - Class I		317,360	3,202,164
BBH Limited Duration Fund - Class I		153,752	1,542,137
Diamond Hill Short Duration Securitized Bond Fund - Class Y		539,615	5,115,547
DoubleLine Total Return Bond Fund - Class I		403,798	3,622,065
Frost Total Return Bond Fund - Class I		229,535	2,164,512
Guggenheim- Total Return Bond Fund - Class I		65,778	1,568,803
iShares 20+ Year Treasury Bond ETF (6)		47,823	5,086,933
ISHARES 3-7 YEAR TREASURY BOND ETF (6)		39,510	4,648,352
ISHARES 7-10 YEAR TREASURY BOND ETF (6)		102,468	10,156,627
iShares Core U.S. Aggregate Bond ETF (6)		53,141	5,294,969
PGIM Short-Term Corporate Bond Fund - Class Q		495,310	5,111,598
Pioneer Bond Fund - Class K		252,849	2,111,292
Segall Bryant & Hamill Plus Bond Fund - Class I		407,066	3,781,647
SPDR Bloomberg High Yield Bond ETF (6)		57,708	5,356,457
Xtrackers USD High Yield Corporate Bond ETF (6)		91,019	3,162,910

			61,926,013

International Fixed Income - 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF (6)		120,824	10,424,695

			10,424,695

Total Registered Investment Companies	(Cost	$72,714,861)	72,350,708

Money Market Registered Investment Companies - 27.8%

Federated Hermes Government Obligations Fund, 4.69%		15,620,000	15,620,000
Meeder Institutional Prime Money Market Fund, 4.88% (3)		80,916,308	80,916,308

Total Money Market Registered Investment Companies	(Cost	$96,497,436)	96,536,308

Total Investments - 97.4%	(Cost	$304,885,665)	338,871,957

Other Assets less Liabilities - 2.6%			8,970,829

Total Net Assets - 100.0%			347,842,786

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		3,649	42,693
Meeder Dynamic Allocation Fund - Retail Class		9,563	115,043
Meeder Muirfield Fund - Retail Class		6,600	55,506
Meeder Conservative Allocation Fund - Retail Class		1,058	22,398

Total Trustee Deferred Compensation	(Cost	$223,843)	235,640

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(78)	6/16/2023	(19,731,660)	(761,678)
Mini MSCI EAFE Index Futures	203	6/16/2023	21,279,475	580,812
Mini MSCI Emerging Markets Index Futures	90	6/16/2023	4,479,750	154,822
Russell 2000 Mini Index Futures	97	6/16/2023	8,795,475	219,493
Standard & Poors 500 Mini Futures	(283)	6/16/2023	(58,549,163)	(3,250,256)

Total Futures Contracts	29		(43,726,123)	(3,056,807)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$338,871,957	$(3,056,807)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$338,871,957	$(3,056,807)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.